CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Non current Assets (Details) RUB in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB
Other Non-current Assets
Loans to employees	$ 18.6	RUB 1,129	RUB 758
Loans granted to third parties	14.0	847	620
Due from Other Related Parties, Noncurrent	2.9	173
Interest receivable	0.4	27	10
Other receivables	3.2	193	4
Total other non-current assets	$ 39.1	RUB 2,369	RUB 1,392
U.S. dollar denominated | Maximum
Other Non-current Assets
Interest rate (as a percent)	4.00%	4.00%
RUB-denominated | Maximum
Other Non-current Assets
Interest rate (as a percent)	7.00%	7.00%